UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:                 513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Common Stocks	Shares	Fair Value

Air Products and Chemicals, Inc.	24,700	2,267,460
BHP Billiton Ltd., - ADR	18,500	1,339,400
4.5% - Total For Materials		$3,606,860

3M Company	24,645	2,198,580
Norfolk Southern Corporation	24,100	1,586,503
Eaton Corporation	33,300	1,659,339
Emerson Electric Company	60,490	3,156,368
10.8% - Total For Industrials		$8,600,790

AT&T Incorporated	49,640	1,550,257
1.9% - Total For Telecommunication Services		$1,550,257

Coca Cola Company	17,990	1,331,439
Colgate-Palmolive Company	13,900	1,359,142
Kellogg Company	27,500	1,474,825
Nestle SA – ADR	52,200	3,288,600
Pepsico, Incorporated	22,735	1,508,467
Procter & Gamble Company	47,710	3,206,589
15.3% - Total For Consumer Staples		$12,169,062

Comcast Corporation, Class A Special	53,200	1,569,932
Johnson Controls Inc.	70,300	2,283,344
Staples, Inc.	96,900	1,568,811
Target Corporation	40,600	2,365,762
9.8% - Total For Consumer Discretionary		$7,787,849

ConocoPhillips	31,000	2,356,310
Chevron Corporation	26,185	2,807,294
Royal Dutch Shell PLC - Class B ADR	37,700	2,662,751
Schlumberger Ltd.	30,050	2,101,397
Williams Companies Inc.	77,000	2,372,370
15.4% - Total For Energy		$12,300,122

Allstate Corporation	72,705	2,393,449
PNC Financial Services Group, Inc.	36,240	2,337,118
RenaissanceRe Holdings, Ltd.	18,500	1,401,005
U.S. Bancorp	53,200	1,685,376
9.8% - Total For Financial Services		$7,816,948

Abbott Laboratories	36,700	2,249,343
C.R. Bard, Inc.	16,000	1,579,520
Becton, Dickinson and Company	28,470	2,210,696
Covance, Inc.*	29,900	1,424,137
9.4% - Total For Health Care		$7,463,696

Accenture, Inc.	24,900	1,606,050
Adobe Systems, Inc.*	47,400	1,626,294
Cisco Systems, Inc.	72,000	1,522,800
Linear Technology Corporation	45,000	1,516,500
Microsoft Corporation	80,985	2,612,171
Oracle Corporation	81,200	2,367,792
Qualcomm, Inc.	36,830	2,506,650
17.3% - Total For Information Technology		$13,758,257

Oneok, Inc.	18,500	1,510,710
1.9% - Total For Utilities		$1,510,710

Total Common Stocks 96.1%		$76,564,551
(Identified Cost $66,586,030)

Cash Equivalents
First American Government Obligation Fund, Class Z**	3,160,553	3,160,553
Total Cash Equivalents 3.9%		$3,160,553
(Identified Cost $3,160,553)

Total Portfolio Value 100.0%		$79,725,104
(Identified Cost $69,746,583)

Other Assets in Excess of Liabilities 0.0%		$11,923

Total Net Assets 100.0%		$79,737,027

* Non-income producing security.

** Variable Rate Security; as of March 31, 2012, the yield was 0.00%

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Common Stocks	Shares	Fair Value

Air Products and Chemicals, Inc.	8,700	798,660
CF Industries Holdings, Inc.	3,000	547,950
Potash Corporation of Saskatchewan, Inc.	36,280	1,657,633
5.4% - Total For Materials		$3,004,243

3M Company	12,500	1,115,125
Caterpillar, Inc.	2,225	237,007
Cummins Inc.	2,300	276,092
Danaher Corporation	20,600	1,153,600
Eaton Corporation	21,700	1,081,311
Emerson Electric Company	32,000	1,669,760
Fluor Corporation	1,400	84,056
Norfolk Southern Corporation	15,880	1,045,380
Polypore International, Inc.*	27,800	977,448
Union Pacific Corporation	9,900	1,064,052
15.7% - Total For Industrials		$8,703,831

Kellogg Company	13,175	706,575
Nestle S A - ADR	18,260	1,150,380
Pepsico, Incorporated	20,920	1,388,042
Procter & Gamble Company	25,400	1,707,134
Tyson Foods, Inc.	4,100	78,515
Whole Foods Market, Incorporated	2,100	174,720
9.4% - Total For Consumer Staples		$5,205,366

Deckers Outdoor Corporation*	6,850	431,893
J.C. Penney Company, Inc.	2,900	102,747
Johnson Controls Inc.	51,575	1,675,156
Kohl's Corporation	3,300	165,099
lululemon athletica inc.*	1,600	119,568
Priceline.com Incorporated*	940	674,450
Walt Disney Company	25,300	1,107,634
7.7% - Total For Consumer Discretionary		$4,276,547

Baker Hughes, Incorporated	19,710	826,637
Chevron Corporation	15,820	1,696,062
CNOOC Limited - ADR	5,167	1,055,566
Exxon Mobil Corporation	3,900	338,247
Royal Dutch Shell PLC, Class B ADR	22,550	1,592,707
Schlumberger Ltd.	22,060	1,542,656
Seadrill Limited	6,160	231,062
Williams Companies, Inc.	23,275	717,103
14.4% - Total For Energy		$8,000,040

Allstate Corporation	35,000	1,152,200
Axis Capital Holdings Limited	34,350	1,139,390
BlackRock, Inc.	500	102,450
PNC Financial Services Group, Inc.	19,100	1,231,759
Prudential Financial, Inc.	1,200	76,068
RenaissanceRe Holdings Ltd.	10,300	780,019
T. Rowe Price Group, Inc.	1,500	97,950
8.3% - Total For Financial Services		$4,579,836

Abbott Laboratories	13,180	807,802
AmerisourceBergen Corporation	4,240	168,158
Celgene Corp.*	24,670	1,912,418
Covance, Inc.*	19,280	918,306
Covidien PLC	1,700	92,956
Express Scripts, Inc.*	20,400	1,105,272
Vertex Pharmaceuticals Incorporated*	15,870	650,829
Watson Pharmaceuticals, Inc.*	26,890	1,803,243
13.4% - Total For Health Care		$7,458,984

Adobe Systems Incorporated*	27,100	929,801
Apple Computer, Incorporated*	4,590	2,751,935
Arm Holdings PLC - ADR	4,400	124,476
Autodesk, Inc.*	14,000	592,480
Cisco Systems, Inc.	40,410	854,672
Cognizant Technologies Solutions Corporation*	6,650	511,718
EMC Corporation*	37,750	1,127,970
F5 Networks, Inc.*	1,600	215,936
Google Inc., Class A*	2,710	1,737,760
Microsoft Corporation	33,600	1,083,768
Oracle Corporation	56,700	1,653,372
Verifone Holdings, Inc.*	11,500	596,505
Qualcomm, Inc.	12,900	877,974
Vmware, Inc., Class A*	1,700	191,029
23.9% - Total For Information Technology		$13,249,396

Total Common Stocks 98.2%		$54,478,243
(Identified Cost $46,132,901)

Cash Equivalents
First American Government Obligation Fund, Class Z**	1,024,027	1,024,027
Total Cash Equivalents 1.8%		$1,024,027
(Identified Cost $1,024,027)

Total Portfolio Value 100.0%		$55,502,270
(Identified Cost $47,156,928)

Other Assets in Excess of Liabilities 0.0%		$3,378

Total Net Assets 100.0%		$55,505,648

* Non-income producing security.

** Variable Rate Security; as of March 31, 2012, the yield was 0.00%

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Common Stocks	Shares	Fair Value

Ablemarle Corporation	4,000	255,680
CF Industries Holdings, Inc.	2,500	456,625
Commerical Metals Company	18,000	266,760
Kronos Worldwide Inc.	11,000	274,340
Rockwood Holdings, Inc.*	6,500	338,975
Schnitzer Steel Industries, Inc.	5,300	211,444
Steel Dynamics, Inc.	15,600	226,824
5.9% - Total For Materials		$2,030,648

Aecom Technology Corporation*	11,500	257,255
Agco Corp*	6,800	321,028
Chicago Bridge & Iron	5,900	254,821
CNH Global N.V.*	11,100	440,670
Con-Way, Inc.	8,600	280,446
Delta Airlines, Inc.*	24,900	246,884
Dover Corporation	5,000	314,700
Gardner Denver,Inc.	3,400	214,268
Gatx Corporation	5,800	233,740
Kirby*	3,800	250,002
Kennametal, Incorporated	8,200	365,146
Lincoln Electric	8,600	390,010
MSC Industrial Direct	4,700	391,416
Oshkosh Truck Corporation*	10,300	238,651
Republic Services Inc., Class A	8,900	271,984
Ryder System, Incorporated	6,600	348,480
Robert Half International, Inc.	9,100	275,730
Terex Corporation*	17,100	384,750
Textron Inc.	13,300	370,139
Wesco International*	5,400	352,674
18.0% - Total For Industrials		$6,202,794

AOL Inc.*	16,300	309,211
MetroPCS Communications, Inc.*	45,600	411,312
Telephone & Data Systems, Inc.	11,522	266,734
2.9% - Total For Telecommunication Services		$987,257

Bunge Limited	4,100	280,604
Green Mountian Coffee Roasters, Inc.*	4,800	224,832
Herbalife Ltd.	14,900	1,025,418
Sally Beauty Company Inc.*	12,200	302,560
Tyson Foods Incorporated	12,000	229,800
6.0% - Total For Consumer Staples		$2,063,214

Chico's FAS, Inc.	19,400	292,940
Autonation, Inc.*	7,400	253,894
Clear Channel Outdoor Holdings, Inc.*	26,600	212,268
Discovery Communications Incorporated*	16,700	845,020
Dish Network Corporation*	9,800	322,714
Foot Locker, Inc.	13,800	428,490
Hyatt Hotels Corp., Class A*	6,800	290,496
Harman International Industries, Inc.	5,300	248,093
Interpublic Group of Companies, Inc.	23,900	272,699
LKQ*	7,900	246,243
Petsmart, Inc.	4,800	274,656
Regal Entertainment Group	20,000	272,000
Signet Jewelers, Inc.	5,800	274,224
Toll Brothers*	11,000	263,890
Ulta Salon Cosmetics & Fragrance Incorporated*	2,900	269,380
Wendy's Company	50,600	253,506
14.6% - Total For Consumer Discretionary		$5,020,513

Arch Coal, Inc.	11,600	124,236
Atwood Oceanics*	6,600	296,274
Denbury Resources*	12,800	233,344
Helmerich & Payne, Incorporated	4,500	242,775
HollyFrontier Corporation	7,600	244,340
Murphy Oil Corporation	4,400	247,588
Nabors Industries, Incorporated*	12,800	223,872
Oil States International, Inc.*	4,400	343,464
Patterson-UTI Energy, Inc.	11,300	195,377
RPC, Inc.	19,650	208,487
Superior Energy Services, Inc.*	9,000	237,240
Unit Corporation*	6,000	256,560
Valero Energy Corporation	16,000	412,320
9.5% - Total For Energy		$3,265,877

American Capital Ltd*	32,100	278,628
Ares Capital Corporation	18,200	297,570
Assured Guaranty Ltd	23,400	386,568
CBOE Holdings, Inc.	9,300	264,306
Greenhill & Co.	5,800	253,112
Host Hotels & Resorts, Inc.	16,300	267,646
Hanover Insurance Group, Inc.	7,400	304,288
Ventas Inc.	4,700	268,370
Interactive Brokers Group, Inc.	20,400	346,800
Synovus Financial Corporation	171,500	351,575
The Nasdaq OMX Group, Inc.*	12,700	328,930
Protective Life	10,200	302,124
10.5% - Total For Financial Services		$3,649,917

Amerisourcebergen Corporation	23,900	947,874
Catalyst Health Solutions, Inc.*	5,600	356,888
Community Health Systems Inc.*	9,300	206,832
Endo Pharmaceuticals Holdings, Inc.*	8,100	313,713
Health Management Associates Inc., Class A*	107,000	719,040
Omnicare Incorporated	7,100	252,547
Tenet Healthcare*	47,000	249,570
United Therapeutics Corporation*	5,300	249,789
9.6% - Total For Health Care		$3,296,253

Booz Allen Hamilton Holding Corporation*	16,300	277,589
Brocade Communications Systems, Inc.*	59,300	340,975
Cadence Design System Inc*	35,600	421,504
Genpact Limited*	15,000	244,500
IAC/InterActiveCorp	5,800	284,722
Ingram Micro, Inc.*	16,900	313,664
Jabil Circuit, Inc.	28,400	713,408
Micron Technology Incorporated*	30,400	246,088
Verifone Holdings, Inc.*	5,100	264,537
On Semiconductor Corp*	40,700	366,707
Polycom Incorporated*	12,500	238,375
QLogic Corporation*	18,100	321,456
Echostar Holding Corp.*	8,900	250,446
Tech Data Corporation*	7,500	406,950
Vistaprint Limited*	11,200	432,880
14.8% - Total For Information Technology		$5,123,801

Centerpoint Energy Incorporated	12,100	238,612
EQT Corporation	3,900	188,019
Hawiian Electric Industries, Inc.	9,200	233,220
PPL Corporation	8,300	234,558
2.6% - Total For Utilities		$894,409

Total Common Stocks 94.4%		$32,534,683
(Identified Cost $27,480,223)

Real Estate Investment Trusts (REITs)
Commonwealth REIT	13,800	256,956
Health Care REIT, Inc.	4,800	263,808
Hospitality Properties Trust	13,400	354,698
Liberty Property Trust	8,700	310,764
Rayonier, Inc.	8,250	363,742
Senior Housing Properties Trust	10,200	224,910
Total REITs 5.1%		$1,774,878
(Identified Cost $1,556,281)

Cash Equivalents
First American Government Obligation Fund, Class Z**	167,164	167,164
Total Cash Equivalents 0.5%		$167,164
(Identified Cost $167,164)

Total Portfolio Value 100.0%		$34,476,725
(Identified Cost $29,203,668)

Liabilities in Excesss of Other Assets 0.0%		$(4,427)

Total Net Assets 100.0%		$34,472,298

* Non-income producing security

** Variable Rate Security; as of March 31, 2012, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Common Stocks	Shares	Fair Value

A. Schulman, Inc.	2,300	62,146
AEP Industries Inc.*	1,800	62,658
FutureFuel Corporation	3,300	36,234
Koppers Holdings, Inc.	1,300	50,128
Noranda Aluminum Holdings Corporation	4,600	45,862
Omnova Solutions Inc.*	9,200	62,100
Revett Minerals Inc.*	9,600	40,128
TPC Group, Incorporated*	1,400	61,894
Olympic Steel, Inc.	2,100	50,400
6.7% - Total For Materials		$471,550

Aceto Corporation	6,700	63,583
Apogee Enterprises, Inc.	3,300	42,735
Aircastle Ltd.	4,300	52,632
Barrett Business Services, Inc.	3,400	67,422
CAI International, Inc.*	2,200	39,996
Cascade Corporation	900	45,108
Coleman Cable, Inc.*	3,800	36,936
CDI Corp	3,200	57,376
Columbus McKinnon Corporation*	2,900	47,241
DXP Enterprises Inc.*	2,000	86,980
Echo Global Logistics, Inc.*	2,900	46,690
Flow International Corporation*	12,800	51,456
Generac Holdings,Inc.*	1,900	46,645
GT Advanced Technologies, Inc.*	4,900	40,523
Insteel Industries, Inc.	3,900	47,385
Innerworkings, Inc.*	4,400	51,260
Insperity, Inc.	1,800	55,152
Pacer International*	8,100	51,192
Lydall, Inc.*	4,500	45,855
McGrath Rent Corp.	1,500	48,165
Nacco Industries Incorporated, Class A	500	58,185
Navigant Consulting, Inc.*	4,000	55,640
Primoris Services Corporation	4,000	64,240
Freightcar America Inc.	2,200	49,478
Rush Enterprises, Inc., Class A*	2,600	55,172
SAIA, Inc.*	3,400	57,834
Swift Transporation Company*	4,200	48,468
Standex International Corporation	1,300	53,547
Textainer Group Holdings Limited	1,600	54,240
Universal Truckload Services, Inc.*	3,100	46,686
22.3% - Total For Industrials		$1,567,822

IDT Corporation	3,900	36,426
0.5% - Total For Telecommunication Services		$36,426

Farmer Brothers*	4,400	47,916
Susser Holdings Corporation*	3,300	84,711
The Andersons, Inc.	1,000	48,690
2.6% - Total For Consumer Staples		$181,317

1-800-Flowers.com, Inc.*	15,400	46,662
Asbury Automotive*	3,200	86,400
Body Central Corp.*	1,900	55,138
Caribou Coffee Company, Inc.*	3,300	61,512
Cavco Industries, Inc.*	1,000	46,580
Dana Holding Corporation	3,000	46,500
Cost Plus, Inc.*	5,300	94,870
Coinstar*	900	57,195
Group 1 Automotive, Inc.	1,100	61,787
La-Z-Boy Incorporated*	3,800	56,848
Modine Manufacturing Company*	4,900	43,267
Lithia Motors, Inc.	2,400	62,880
Penske Automotive Group, Inc.	2,600	64,038
Sinclair Broadcast	4,600	50,876
Sonic Automotive, Inc.	3,200	57,312
Standard Motor Products, Incorporated	4,000	70,960
Stamps.com Inc.*	1,900	52,972
Audiovox Corp*	3,700	50,172
Stream Global Services, Inc.*	19,700	64,813
Town Sports International Holdings, Inc.*	5,600	70,728
Core-Mark Holding Company, Inc.	1,100	45,034
17.7% - Total For Consumer Discretionary		$1,246,544

Alon USA Energy, Inc.	4,700	42,535
Basic Energy Services, Inc.*	2,700	46,845
C&J Energy Services, Inc.*	2,200	39,138
Crimson Exploration, Inc.*	17,700	73,455
Gulfport Energy Corporation*	1,500	43,680
Mitcham Industries, Inc.*	2,900	65,134
Venoco Inc.*	4,600	49,864
Warren Resources Inc.*	14,500	47,270
W&T Offshore, Inc.	2,200	46,376
Willbros Group, Inc.*	12,100	39,204
7.0% - Total For Energy		$493,501

Agree Realty Corporation	1,900	42,902
Advance America, Cash Advance Centers, Inc.	5,300	55,597
American Safety Insurance Holdings, Ltd*	2,300	43,355
Amtrust Financial Services, Inc.	1,800	48,384
CIFC Corporation*	7,500	46,500
DFC Global Corporation*	2,600	49,062
CNO Financial Group, Inc.*	6,900	53,682
Doral Financial Corporation*	49,800	76,692
Duff & phelps Corporation	3,400	52,836
First Defiance Financial Corp.	2,900	48,894
Gleacher & Company Incorporated*	32,100	43,656
Great Southern Bancorp	2,300	55,200
Independence Holding Company	5,720	56,971
Summitt Hotel Properties, Inc.	6,400	48,512
Knight Capital Group, Inc., Class A*	3,500	45,045
Main Street Capital Corporation	2,656	65,417
Ocwen Financial Corporation*	4,100	64,083
Republic Bancorp, Inc.	1,800	43,056
Stewart Information Services Corporation	4,500	63,945
Towne Bank	3,600	48,564
14.9% - Total For Financial Services		$1,052,353

Akorn, Inc.*	9,400	109,980
Columbia Laboratories, Inc.*	77,200	54,812
Dusa Pharamaceuticals, Inc.*	10,100	63,226
Hi-Tech Pharmacal Co., Inc.*	1,200	43,116
Jazz Pharmaceuticals PLC*	1,000	48,470
Molina Healthcare, Inc.*	2,400	80,712
PDL Biopharma, Inc.	7,100	45,156
Progenics Pharmaceuticals, Inc.*	7,700	76,230
Questcor Pharmaceuticals, inc.*	1,400	52,668
The Spectranetics Corporation*	6,200	64,480
9.1% - Total For Health Care		$638,850

Amkor Technology*	7,600	46,702
American Software Incorporated	5,500	47,163
Brightpoint, Inc.*	6,000	48,300
Cray, Inc.*	6,300	46,116
Constant Contact, Inc.*	1700	50,643
DDI	4,100	50,020
EBIX, Inc.*	2,100	48,636
Entropic Communications Incorporated*	13,100	76,373
Heartland Payment Systems, Inc.	1,900	54,796
Keynote Systems, Inc.	2,100	41,496
Kulicke & Soffa Industries, Inc.*	6,400	79,552
Netgear*	1,300	49,660
Universal Display*	1,400	51,142
Procera Networks, Inc.*	2,500	55,900
Qad Inc., Class A*	3,800	49,780
Tivo Inc.*	4,300	51,557
United Online, Inc.	7,900	38,631
Xyratex Ltd Com	3,200	50,912
ZIX Corporation*	14,500	42,195
13.9% - Total For Information Technology		$979,574

Consolidated Water Co. Ltd	5,300	41,923
0.6% - Total For Utilities		$41,923

Total Common Stocks 95.3%		$6,709,860
(Identified Cost $5,824,290)

Real Estate Investment Trusts (REITs)
CoreSite Realty Corporation	2,800	66,052
CubeSmart	4,100	48,790
LTC Properties, Inc.	1,600	51,200
Monmouth Real Estate Investment Corporation	6,300	61,362
Sunstone Hotel Investors, Inc.*	5,500	53,570
Total REITs 4.0%		$280,974
(Identified Cost $230,881)

Cash Equivalents
First American Government Obligation Fund, Class Z**	53,293	53,293
Total Cash Equivalents 0.7%		$53,293
(Identified Cost $53,293)

Total Portfolio Value 100.0%		$7,044,127
(Identified Cost $6,108,464)

Liabilities in Excess of Other Assets 0.0%		$(1,006)

Total Net Assets 100.0%		$7,043,121

* Non-income producing security

** Variable Rate Security; as of March 31, 2012, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Common Stock	Shares	Fair Value

Starwood Hotels & Resorts Worldwide, Inc.	2,700	152,307
Total Common Stock: 1.3%		152,307
(Identified Cost $167,915)

Real Estate Investment Trusts (REITs)

Apartment Investment and Management, Co., Class A	10,088	266,424
Avalon Bay Communities, Inc.	3,909	552,537
BRE Properties, Inc.	3,500	176,925
Equity Residential Properties Trust	5,500	344,410
Essex Property Trust, Inc.	1,870	283,324
United Dominion Realty Trust, Inc.	7,307	195,170
17.3% - Total Apartments		$1,818,790

Post Properties	4,400	206,184
Vornado Realty Trust	5,061	426,137
6.0% - Total Diversified		$632,321

Health Care Property Investors	7,800	307,788
Health Care REIT	4,200	230,832
5.1% - Total Health Care		$538,620

Camden Property Trust	3,500	230,125
Hospitality Property Trust	8,000	211,760
Host Hotels and Resorts	21,954	360,485
Senior Housing Properties Trust	9,500	209,475
9.7% - Total Lodging and Hotels		$1,011,845

Plum Creek Timber Co., Inc.	6,000	249,360
2.4% - Total Materials		$249,360

Alexandria Real Estate	3,000	219,390
Biomed Realty Trust	4,000	75,920
Boston Properties, Inc.	5,500	577,445
Corporate Office Properties Trust	2,000	46,420
DCT Industrial Trust, Inc.	18,000	106,200
Digital Realty Trust, Inc.	3,500	258,895
Kilroy Realty Corporation	3,545	165,232
Liberty Property Trust	4,861	173,635
Mack-Cali Realty Corporation	2,500	72,050
Prologis Trust	11,052	398,093
20.0% - Total Office and Industrial		$2,093,280

CBL & Associates Properties	3,194	60,430
Developers Diversified Realty Corp.	9,380	136,948
Equity One Inc.	7,000	141,540
Federal Realty Investment Trust	2,000	193,580
Kimco Realty Corporation	11,767	226,632
Macerich Company	3,592	207,438
National Retail Properties Inc.	11,500	312,685
Regency Centers Corporation	6,775	301,352
Simon Property Group, Inc.	7,954	1,158,739
SL Green Realty Corp.	2,000	155,100
Tanger Factory Outlet Centers, Inc.	6,000	178,380
29.3% - Total Retail		$3,072,824

Public Storage, Inc.	4,600	635,582
6.1% - Total Storage		$635,582

Total REITs 95.9%		$10,052,622
(Identified Cost $5,825,897)

Cash Equivalents
First American Government Obligation Fund, Class Z*	264,079	264,079
Total Cash Equivalents 2.5%		$264,079
(Identified Cost $264,079)

Total Portfolio Value 99.9%		$10,469,008
(Identified Cost $6,2,57,891)

Other Assets in Excess of Liabilities 0.1%		$15,531

Total Net Assets 100.0%		$10,484,539

* Variable Rate Security; as of March 31, 2012, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Common Stocks	Shares	Fair Value

Agrium Inc.	980	84,644
Air Liquide SA ADR	3,122	83,327
Anglo American PLC ADR	2,870	54,753
Arcelormittal - NY Registered*	1,910	36,538
Asahi Glass Company Limited	6,530	55,701
Asahi Kasei Corporation	6,100	75,702
BASF SE ADR	750	65,647
BHP Billiton LTD ADR	750	54,300
BHP Billiton PLC ADR	1,010	61,994
Cemex S.A. De C.V. ADR*	8,326	64,610
Newcrest Mining Limited ADR	1,700	52,139
Nippon Steel Corporation ADR	2,030	55,825
Norilsk Nickel*	2,315	42,480
Potash Corporation of Saskatchewan Inc.	5,200	237,588
Rio Tinto PLC ADR	1,140	63,373
Sociedad Quimica	940	55,150
Syngenta Ag ADR	560	38,545
Vale S.A.	3,000	69,990
9.8% - Total For Materials		$1,252,306

Abb LTD ADR	2,900	59,190
BAE Systems PLC ADR	5,140	99,202
Canadian National Railway Co.	1,640	130,265
Canadian Pacific Limited Corporation	800	60,760
Itochu Corp ADR	3,000	65,550
Keppel Corporation Limited ADR	4,620	80,480
Komatsu LTD ADR	2,660	76,475
Koninklijke Philips El-Ny Shares	3,266	66,463
Mitsubishi Corporation	2,570	120,173
Mitsui & Co., LTD ADR	310	102,495
Sensata Technologies Holding N.V.*	2,100	70,308
Siemens AG	900	90,756
Tata Motor Limited	4,100	110,577
Toppan Printing ADR	1,350	53,001
Volvo AB ADR	6,330	92,038
10.0% - Total For Industrials		$1,277,733

America Movil ADR Series L	3,060	75,981
BT Group PLC	1,600	57,856
China Mobile (Hong Kong) Limited	2,860	157,529
Chunghwa Telecom Company Limited	1,440	44,294
Deutsche Telekom AG	5,950	71,697
France Telecom SA ADR	3,196	47,461
KDDI Corporation	4,000	64,960
Millicom International Cellular S. A.	600	67,800
MTN Group Limited ADR	2,390	42,327
Nippon Telegraph And Telephone Corporation ADR	2,850	64,467
Phillipine Long Distance Telephone Company ADR	1,000	62,190
Sk Telecom Company, Limited	3,600	50,076
Telefonica S A ADR	1,890	31,015
Telefonica Brasil - ADR	2,851	86,186
Vivendi	3,391	62,409
Vodafone Group PLC ADR	5,000	138,350
8.8% - Total For Telecommunication Services		$1,124,598

Carrefour SA*	11,580	54,889
Coca-Cola Amatil Limited ADR	2,380	61,761
Coca-Cola Enterprises FEMSA SA ADR	650	68,842
Danone Sponsored ADR	6,073	84,293
Koninklijke Ahold NV ADR	5,300	73,035
L'Oreal-Unsponsored ADR	2,120	52,216
Nestle S A Sponsored ADR	4,140	260,820
Reckitt Benckiser Group PLC	6,800	76,976
Tesco PLC - Sponsored ADR	3,440	55,006
Unilever N.V. (Netherlands)	1,360	46,281
Unilever PLC	4,830	159,632
Wal-Mart De Mexico Sa-Sp ADR	4,000	134,280
8.9% - Total For Consumer Staples		$1,128,031

Adidas AG ADR	2,490	97,285
Arcos Dorados Holdings, Inc.	2,700	48,843
Carnival PLC ADR	2,160	69,185
Daimler Ag	1,950	117,995
Hennes & Mauritz AB ADR	9,700	70,131
Honda Motor Company, LTD ADR	1,940	74,554
Magna International, Inc.	2,500	119,350
Net Servicos De Comunicacao SA ADR*	5,800	81,084
Naspers Limited	1,300	73,450
Marks & Spencer Group PLC	5,000	60,300
Sony Corporation ADR	5,730	119,012
Toyota Motor Corporation ADR	2,510	217,918
Volkswagen AG ADR	1,720	55,573
9.5% - Total For Consumer Discretionary		$1,204,680

BG Group PLC ADR	3,350	77,586
BP PLC ADR*	2,270	102,150
CNOOC Limited	990	202,247
Eni S.P.A. ADR	1,770	82,871
Ecopetrol SA ADR	2,000	122,180
Encana Corporation	2,800	55,020
Gazprom Oao ADR*	5,660	70,014
Petrochina Co LTD ADR	1,110	155,988
Petroleo Brasileiro ADR	2,420	64,275
Royal Dutch Shell PLC, Class B	3,200	226,016
SeaDrill LTD	3,800	142,538
Statoil ASA	5,200	140,972
Suncor Energy, Inc.	2,100	68,670
Total SA ADR	2,180	111,442
YPF Sociedad Anonima ADR	1,650	46,876
13.1% - Total For Energy		$1,668,845

Allianz AG*	5,400	64,098
Australia and New Zealand Banking Group Limited	3,440	83,799
Banco Bradesco ADR	2,781	48,668
Banco De Chile	876	83,159
Banco Santander Central Hispano, SA	6,937	53,207
Bank of Montreal	1,240	73,681
Bank of Nova Scotia	1,070	59,963
Barclays PLC ADR	6,350	96,202
BNP Paribas - ADR	1,790	42,262
Cheung Kong Holdings Limited ADR	5,050	64,943
Credit Suisse Group ADR	1,980	56,450
HDFC Bank Limited ADR	2,700	92,070
HSBC Holdings PLC ADR	3,307	146,798
Icici Bank Limited ADR	1,760	61,371
Industrial and Commercial Bank of China Limited	16,050	206,724
Itau Unibanco Holding S.A. ADR	3,102	59,527
KB Financial Group, Inc. ADR*	1,296	47,563
Macquarie Group LTD ADR	2,000	60,440
Manulife Financial Corporation	4,420	59,891
Mitsubishi Estate Company LTD ADR	4,000	71,720
Mitsubishi UFJ Financial Group Inc. ADR	14,900	74,202
National Australia Bank Limited ADR	6,040	154,805
ORIX Corporation ADR	1,750	84,437
Prudential PLC ADR	3,900	93,717
Royal Bank of Canada	920	53,406
Sumitomo Corporation ADR	9,380	136,198
Sumitomo Mitsui Financial Group Incorporated	12,920	85,779
Sun Hung Kai Properties Limited ADR	5,450	67,711
Tokio Marine Holdings, Incorporated ADR	3,660	101,236
Toronto Dominion Bank	520	44,174
United Overseas Bank LTD ADR	2,455	71,514
Westpac Banking Corporation Limited ADR	650	73,938
Zurich Financial Services AG ADR*	3,240	87,415
20.9% - Total For Financial Services		$2,661,068

Astrazeneca PLC ADR	1,300	57,837
Bayer AG ADR	2,280	160,261
Dr. Reddy's Laboratories Limited	2,240	77,414
Novartis AG ADR	2,480	137,417
Novo Nordisk A/S ADR	450	62,420
Roche Holdings Limited ADR	3,760	164,086
Shire PLC ADR	600	56,850
Takeda Pharmaceutical Company Limited	1,820	40,040
Teva Pharmaceuticals	3,770	169,876
7.3% - Total For Health Care		$926,201

ASML Holding N.V.	1,510	75,711
AU Optronics Corp. ADR*	9,300	42,408
Baidu.Com*	600	87,462
Check Point Software Technologies LTD.*	1,720	109,805
Mercadolibre Inc.	710	69,431
Radware LTD*	2,000	74,880
Research In Motion LTD.*	2,470	36,309
Siliconware Precision Industries Company ADR	13,300	80,265
Taiwan Semiconductor Manufacturing Company, Limited ADR	5,560	84,957
Telefonaktiebolaget LM Ericsson	8,050	82,996
United Microelectronics ADR	24,230	59,363
6.3% - Total For Information Technology		$803,587

E.On AG ADR	1,470	35,280
Enel Spa ADR	11,800	42,008
Enersis SA ADR	6,630	133,860
Iberdrola SA ADR	1,615	36,709
RWE AG ADR	1,820	86,778
Veolia Environment ADR	3,019	49,844
3.0% - Total For Utilities		$384,479

Total Common Stocks 97.6%		$12,431,528
(Identified Cost $11,301,223)

Cash Equivalents
First American Government Obligation Fund, Class Z**	286,644	286,644
Total Cash Equivalents 2.3%		$286,644
(Identified Cost $286,644)

Total Portfolio Value 99.9%		$12,718,172
(Identified Cost $11,587,867)

Other Assets in Excess of Liabilities 0.1%		$9,246

Total Net Assets 100.0%		$12,727,418

* Non-income producing security.

** Variable Rate Security; as of March 31, 2012, the yield was 0.00%

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Fixed Income Securities – Bonds	Face	Fair Value

Allstate Corporation Senior Unsecured Notes, 7.450% Due 05/16/2019	1,540,000	1,945,722
American Express Centurion Senior Unsecured Notes, 5.550% Due 10/17/2012	1,417,000	1,453,595
American Express, 4.875% Due 07/15/2013	1,400,000	1,466,391
AON Corporation Senior Unsecured Notes, 3.125% Due 05/27/2016	750,000	778,187
AON Corporation Senior Unsecured Notes, 3.500% Due 09/30/2015	2,445,000	2,564,539
Bank of America Corporation Senior Notes, 7.375% Due 05/15/2014	490,000	532,172
Bank of America Corporation Senior Unsecured Notes, 5.125% Due 11/15/2014	1,455,000	1,522,674
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	1,433,018
BB&T Corporation Subordinated Notes, 3.950% Due 03/22/2022	630,000	631,643
BB&T Corporation Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,131,671
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,707,834
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	2,155,000	2,233,063
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,633,947
JPMorgan Chase & Company Senior Unsecured Notes, 4.625% Due 05/10/2021	1,500,000	1,567,607
JPMorgan Chase & Company Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,316,494
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	2,660,000	2,931,849
Morgan Stanley Senior Unsecured Notes, 5.625% Due 09/23/2019	1,505,000	1,487,571
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,500,000	1,570,748
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	508,422
Northern Trust Company Subordinated Notes, 5.850% Due 11/09/2017*	1,000,000	1,174,111
PNC Funding Corporation Bank Guaranteed Notes, 5.625% Due 02/01/2017	485,000	541,841
PNC Funding Corporation, 5.250% Due 11/15/2015	2,567,000	2,856,314
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	489,891
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,980,000	2,168,874
Wachovia Corporation Subordinated Notes, 5.580% Due 10/15/2016	3,000,000	3,344,436
Wachovia Corporation Subordinated Notes, 5.600% Due 03/15/2016	70,000	77,906
20.1% - Corporate Bonds: Bank and Finance		$40,070,520

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,201,374
Burlington Northern Santa Fe Senior Unsecured Notes, 4.700% Due 10/01/2019	1,063,000	1,188,886
Burlington Northern Santa Fe Senior Unsecured Notes, 5.650% Due 05/01/2017	1,585,000	1,844,374
Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,941,883
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	3,000,000	3,159,552
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,719,698
IBM Corporation Notes, 7.625% Due 10/15/2018	2,260,000	3,018,750
Johnson Controls Incorporated Senior Unsecured Notes, 5.500% Due 01/15/2016	2,108,000	2,377,588
Kroger Company Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,828,859
Norfolk Southern Corporation Senior Unsecured Notes, 5.900% Due 6/15/2019	1,000,000	1,212,147
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,428,137
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	108,000	145,357
Potash Corporation of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,037,924
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/2014	1,000,000	1,090,144
Procter & Gamble Company Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,098,674
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	1,340,000	1,606,530
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,833,980
Williams Partners LP Senior Unsecured Notes, 3.800% Due 02/15/2015	2,443,000	2,595,937
18.7% - Corporate Bonds: Industrials		$37,329,794

AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/2013	3,325,000	3,638,737
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	892,376
Duke Energy Carolinas First Mortgage, 5.750% Due 11/15/2013	527,000	569,604
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	2,475,000	2,713,823
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	798,000	826,126
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	282,707
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,140,909
GTE Corporation Debentures 6.940% Due 04/15/2028	35,000	42,566
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,363,992
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,459,464
National Rural Utilities Collateral Trust, 5.450% Due 04/10/2017	1,810,000	2,083,587
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	397,679
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	3,000,000	3,653,280
Xcel Energy Incorporated Senior Unsecured Notes, 4.700% Due 05/15/2020	1,670,000	1,870,767
10.5% - Corporate Bonds: Utilities		$20,935,617

FNMA Notes 15 YR MBS, 5.000% Due 12/01/2019	617,739	670,621
FNMA MBS, 4.000% Due 04/01/2039	7,158,779	7,510,618
FNMA Notes 30 YR MBS, 6.000% Due 08/01/2034	841,939	940,715
FNMA Notes MBS, Series 253300, 7.500% Due 05/01/2020	3,255	3,643
FHLMC, 4.500% Due 12/01/2035	3,559,488	3,782,582
FHLMC, Pool 780439, 2.473% Due 04/01/2033	221,527	231,592
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,650,000	1,771,507
FHLMC CMO Pool 2877 Class AL, 5.000% Due 10/15/2024	2,135,909	2,337,372
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	979,259	1,086,553
FHLMC CMO Series 3287 Class GC, 5.500% Due 08/15/2034	411,825	423,810
FHLMC CMO Series 3499 Class PA, (6.500% 30 Year Collateral) 4.500% Due 08/15/2036	3,426,938	3,662,289
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	6,898,940	7,410,833
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	5,000,000	5,256,280
Fifth Third Bancorp Senior Unsecured Notes, 3.625% Due 01/25/2016	1,000,000	1,053,185
FHLMC MBS, 8.000% Due 06/01/2030	6,178	7,499
GNMA Pool 2658, 6.500% Due 10/20/2028	59,955	68,909
GNMA II Pool 2945, 7.500% Due 07/20/2030	10,964	13,139
GNMA II JM 30 YR MBS, 5.500% Due 07/20/2038	384,219	418,207
GNMA Pool 780400, 7.000% Due 12/15/2025	7,445	8,660
GNMA Pool 780420, 7.500% Due 08/15/2026	4,148	4,853
GNMA Pool 781397, 5.500% Due 02/15/2017	68,593	74,101
18.4% - Government Agency Obligations - Mortgage Backed Securities		$36,736,968

FFCB, 4.150% Due 03/25/2015	778,000	855,769
FNMA Notes, 2.000% Due 06/28/2016	3,240,000	3,293,982
FNMA Notes, 3.000% Due 07/23/2015	1,000,000	1,006,855
FNMA Notes Step Up Coupon, 1.500% Due 04/18/2016	2,750,000	2,779,428
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	3,953,134	4,244,714
6.1% - United States Government Agency Obligations		$12,180,748

United States Treasury Note, 3.125% Due 02/15/2042	4,000,000	3,834,376
United States Treasury Note, 4.375% Due 11/15/2039	4,700,000	5,647,341
United States Treasury Note, 3.875% Due 05/15/2018	5,900,000	6,773,937
United States Treasury Note, 4.750% Due 05/15/2014	1,700,000	1,856,453
9.0% - United States Government Obligations		$18,112,107

Cuyahoga County OH General Obligation Ltd. - Build America Bonds, 6.034% Due 12/01/2034	3,000,000	3,435,300
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.439% Due 07/01/2030	2,125,000	2,387,374
Florida Atlantic University Capital Improvement Revenue - Build America Bonds
Federally Taxable (Callable 7/1/20 @ $100), 7.589% Due 07/01/2037	2,500,000	2,812,074
Florida Atlantic University Capital Improvement Revenue - Federally Taxable
Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,132,490
Kentucky Asset Liability Commission Revenue - Build America Bond, 1.496% Due 04/1/2012	2,000,000	2,000,000
Kentucky Asset Liability Commission Revenue - Build America Bond, 3.928% Due 04/1/2016	2,480,000	2,654,666
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,354,162
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,877,868
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 4.325% Due 06/01/2017	1,375,000	1,515,305
University of Cincinnati Ohio General Receipts Revenue - Build America Bond, 5.616% Due 06/01/2025	930,000	1,017,420
Unversity of Texas Revenue - Build America Bond, 2.326% Due 08/15/2014	1,000,000	1,032,080
University of Washington Revenue Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,589,050
12.9% - Taxable Municipal		25,807,789

Province of Ontario Senior Unsecured Notes, 2.700% Due 06/16/2015	3,410,000	3,600,824
Province of Ontario Senior Unsecured Notes, 4.100% Due 06/16/2014	1,500,000	1,615,482
2.6% - Sovereign		5,216,306

Total Fixed Income 98.3%		$196,389,849
(Identified Cost $184,427,851)

Cash Equivalents
First American Government Obligation Fund, Class Z**	1,343,713	1,343,712
Total Cash Equivalents 0.7%		$1,343,712
(Identified Cost $1,343,712)

Total Portfolio Value 99.0%		$197,733,561
(Identified Cost $185,771,563)

Other Assets in Excess of Liabilities 1.0%		$1,960,447

Total Net Assets: 100.0%		$199,694,008

CMO: Collateralized Mortgage Obligation
FFCB: Federal Farm Credit Bank
FHLMC: Federal Home Loan Mortgage Corporation
FNMA: Federal National Mortgage Association
GNMA: Government National Mortgage Association
MBS: Mortgage Backed Security
TVA: Tennessee Valley Authority
JM: Jumbo

*	This security is restricted for sale, available only to institutional investors. It was purchased on May 11, 2010 for $1,094,630, and is currently valued at $117.411 per unit and represents 0.59% of net assets as of March 31, 2012.
**	Variable Rate Security; as of March 31, 2012, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2012 - Unaudited

Municipal Income Securities – Bonds	Face	Fair Value

Akron Ohio Refunding, 5.000% Due 12/01/2012	200,000	205,220
Cincinnati, OH, General Obligation, 5.000% Due 12/01/2017	75,000	84,652
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018	400,000	443,612
Mason, OH General Obligation Limited, 4.000% Due 12/01/2020	375,000	420,555
Mentor, OH, General Obligation (MBIA Insured), 5.000% Due 12/01/2015	140,000	160,119
Vandalia Ohio General Obligation Limited Bond, 5.250% Due 12/01/2018	500,000	547,710
Westerville, OH, General Obligation Limited (AMBAC Insured), 5.000% Due 12/01/2024	445,000	499,352
Westerville, OH, General Obligation Limited, 1.750% Due 12/01/2014	100,000	102,653
6.0% - General Obligation - City		$2,463,873

Greene County Ohio General Obligation Limited (AMBAC Insured), 4.000% Due 12/01/2024	450,000	508,455
Harris County Texas General Obligation Limited, 5.750% Due 10/01/2025	200,000	254,376
Portage County Ohio General Obligation Limited Bond, 3.000% Due 12/01/2021	270,000	276,558
2.5% - General Obligation - County		$1,039,389

State of Ohio Common Schools - Series C, 5.000% Due 03/15/2017	120,000	128,228
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013	300,000	320,784
State of Ohio General Obligation Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	970,000	1,118,468
State of Ohio General Obligation Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	431,461
State of Ohio General Obligation Unlimited, 3.000% Due 09/01/2014	450,000	476,006
State of Ohio General Obligation, 4.500% Due 05/01/2019	500,000	542,425
State of Ohio General Obligation, 5.000% Due 03/01/2015	385,000	401,724
State of Ohio General Obligation, 5.250% Due 05/01/2012	175,000	175,669
8.7% - General Obligation - State		$3,594,765

Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	349,971
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	312,885
Florida Atlantic University Finance Corporation Capital Improvement Revenue 5.000% Due 07/01/2016	250,000	277,977
Florida State Board of Governors FL State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	660,444
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	576,215
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	198,254
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,128,234
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	178,935
Ohio State University General Receipt Revenue 4.000% Due 12/01/2015	785,000	877,190
Ohio State University General Receipt Revenue Series A, 4.000% Due 12/01/2012	250,000	256,263
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	161,083
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	560,000
State of Colorado Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	244,891
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	176,728
State of Ohio Higher Education Facilities Revenue University of Dayton, 4.000% Due 12/01/2012	345,000	352,069
State of Ohio Higher Educational Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	281,192
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 2.500% Due 05/01/2013	125,000	126,649
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014	100,000	102,275
State of Ohio Higher Educational Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	167,710
State of Ohio Higher Educational Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	225,000	228,521
University of Cincinnati General Receipts Revenue Series G 5.000% Due 06/01/2017	280,000	327,858
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	357,717
University of Cincinnati Ohio - University Center Project Certificate of Participation, 5.000% Due 06/01/2012	400,000	427,032
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	286,470
21.0% - Higher Education		$8,616,563

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	368,976
Hamilton County OH Hospital Facilities Revenue Cincinnati Children's Hospital, 5.250% Due 05/15/2021	750,000	770,475
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	543,690
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	209,614
State of Ohio Hospital Facilities Revenue Cleveland Clinic, 5.000% Due 01/01/2025	430,000	474,935
5.8% - Hospital/Health Bonds		$2,367,690

Ohio Municipal Generation Agency (AMBAC Insured), 5.000% Due 02/15/2017	325,000	346,508
San Antonio Texas Electric and Gas Revenue, 5.000% Due 02/01/2025	150,000	163,810
1.2% - Revenue Bonds - Electric		$510,318

Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	841,110
Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/15	100,000	105,772
Cleveland Ohio Parking Facility - Escrowed to Maturity (AGM Insured), 4.000% Due 09/15/15	50,000	55,755
Hopkins County KY Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	313,581
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	104,748
Newport, Kentucky First Mortgage Revenue Court Facilities Project, 4.000% Due 10/01/2025	500,000	526,800
4.7% - Revenue Bonds - Facility		$1,947,766

Butler County, OH Water and Sewer General Obligation Limited, 2.250% Due 12/01/2012	100,000	101,235
Butler County, OH Water and Sewer General Obligation Limited, 3.500% Due 12/01/2017	400,000	438,000
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	162,722
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	553,395
Mason, OH Sewer System Revenue (MBIA Insured), 4.850% Due 12/01/2024	340,000	371,787
North Texas Municipal Water District Water System Revenue, 5.250% Due 09/01/2022	415,000	482,180
State of Ohio Water Development Authority Revenue, 5.000% Due 06/01/2013	250,000	263,575
Washington County, OR Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	334,962
6.6% - Revenue Bonds - Water & Sewer		$2,707,856

Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	110,443
Cincinnati, Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	164,702
Clermont County, OH Transportation Improvement District Revenue 3.875% Due 12/01/2012	250,000	255,020
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	434,376
Indianapolis Indiana Local Public Improvement Bond Bank Revenue, 5.000% Due 01/01/2015	430,000	478,005
Kentucky Association of Counties Financing Corporation Revenue, 4.250% Due 02/01/2023	200,000	213,424
State of Florida Board of Education Lottery Revenue, 5.000% Due 07/01/2014	250,000	273,513
4.7% - Other Revenue Bonds		$1,929,483

Barberton, OH City School District General Obligation, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	330,906
Boone County Kentucky School District Finance Corporation Revenue Bond, 2.500% Due 05/01/2019	500,000	508,130
Bullitt County Kentucky School District Finance Corporation School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	325,319
Brunswick Ohio School District General Obligation Unlimited, 2.100% Due 12/01/2012	75,000	75,922
Chillicothe, OH City School District General Obligation (FGIC Insured), 4.000% Due 12/01/2018	300,000	321,849
Cincinnati, OH, City School District General Obligation (FGIC Insured), 5.000% Due 12/01/2014	225,000	249,302
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000% Due 12/01/2020	140,000	144,446
Columbus Ohio City School District School Facilities Construction and Improvement General Obligation, 4.000% Due 12/01/2023	175,000	187,124
Delaware, OH, City School District, General Obligation (MBIA Insured), 5.000% Due 12/01/2020	250,000	269,315
Fairfield Ohio City School District General Obligation Unlimited, 5.000% Due 12/01/2020	420,000	500,556
Garrett-Keyser-Butler Indiana Middle School Building Corporation First Mortgage Revenue, 3.000% Due 07/15/2013	290,000	299,054
Green County KY School District Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	385,988
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	325,047
Keller, TX, Independent School District General Obligation Unlimited, 4.500% Due 02/15/2020	250,000	287,473
Kenton County Kentucky School District Finance Corporation School Building Revenue, 4.500% Due 02/01/2025	300,000	316,197
Kentucky Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	463,266
Kings Local, OH, 6.350% Due 12/01/2012	15,000	15,568
Knox County Kentucky School District Finance Corporation Revenue Bond, 2.000% Due 12/01/2019	360,000	355,950
Kings Local, OH, 6.400% Due 12/01/2013	150,000	163,365
Lakota Ohio Local School District General Obligation, 5.250% Due 12/01/2025	205,000	260,600
Mariemont, OH City School District General Obligation (FSA Insured), 4.400% Due 12/01/2023	515,000	533,875
Marion County KY School District Finance Corporation Revenue, 3.800% Due 10/01/2017	130,000	140,734
Marshall County, KY School District Finance Corporation School Building Revenue, 3.000% Due 03/01/2015	250,000	263,410
Mason, OH City Schools (FGIC Insured), 5.000% Due 12/01/2015	135,000	155,400
Meade County KY School District Finance Corp. School Building Revenue (Natl-RE Seek Insured) 4.000% Due 09/01/2020	155,000	163,981
Medina Ohio City School District General Obligation, 5.000% Due 12/01/2023	280,000	297,702
Nelsonville York, OH City School District General Obligation (SDCEP Insured), 5.000% Due 12/01/2012	270,000	277,409
Princeton Ohio City School District Certificates of Participation, 3.500% Due 12/01/2026	275,000	260,436
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020	200,000	228,246
Scott County Kentucky School District Finance Corporation Revenue Bond, 2.500% Due 02/01/2018	100,000	103,853
South Vermillion Indiana School Building Corporation First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013	380,000	391,742
Springboro Ohio City School District General Obligation (AGM Insured) 5.250% Due 12/01/2018	310,000	364,892
St. Marys Ohio School District School Facilities Construction and Improvement General Obligation, 5.000% Due 12/01/2013	200,000	213,294
Sycamore Ohio Community School District General Obligation, 4.375% Due 12/01/2018	400,000	444,872
Sycamore, Ohio, Community Unlimited General Obligation, 5.375% Due 12/01/2013	125,000	134,574
Wayne Trace Ohio Local School District General Obligation (SDCEP Insured), 3.000% Due 12/01/2020	320,000	322,986
Western Reserve Ohio Local School District General Obligation (SDCEP Insured), 4.000% Due 12/01/2022	240,000	257,606
Wyoming Ohio City School District General Obligation Unlimited, 5.750% Due 12/01/2017	460,000	557,598
26.5% - School District		$10,897,987

Kentucky State Property and Buildings Commission Revenue Series A, 5.000% Due 11/01/2012	205,000	210,556
Ohio State Dept of Administrative Services, 4.000% Due 09/01/2012	145,000	146,982
State of Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	497,456
State of Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	187,978
State of Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	213,057
State of Ohio Cultural Facilities Revenue (FSA Insured), 5.000% Due 10/01/2012	250,000	255,680
State of Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020	200,000	239,314
State of Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	369,273
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	100,000	101,565
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	348,009
6.3% - State Agency		$2,569,870

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	80,000	82,930
Missouri State Housing Development Commission Single Family Mortgage Revenue
(GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	335,000	342,045
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C
(GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	150,000	158,260
Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A, 5.550% Due 09/01/2028	360,000	385,164
State of Ohio Housing Finance Agency Residential Mortgage Revenue Series F
(FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	370,000	382,258
State of Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	345,000	358,103
4.2% - Housing		$1,708,760

Total Fixed Income - Municipal Bonds 98.2%		$40,354,320
(Municipal Bonds Identified Cost $38,259,538)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund*	620,515	620,515
Total Cash Equivalents: 1.5%		$620,515
(Cash Equivalents Identified Cost $620,515)

Total Portfolio Value: 99.7%		$40,974,835
(Identified Cost $38,880,053)

Other Assets in Excess of Liabilities 0.3%		$131,885

Total Net Assets 100.0%		$41,106,720

AMBAC - American Municipal Bond Assurance Corporation

MBIA - Municipal Bond Insurance Association

FSA - Financial Sercurity Assurance

SDCEP - Ohio School District Credit Enhancement Program

FGIC - Financial Guaranty Insurance Company

AGM - Assured Guaranty Municipal Mortgage Association

GNMA - Government National Mortgage Association

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corporation

* Variable Rate Security; as of March 31, 2012, the yield was 0.00%

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 5.000% Due 08/15/14	1,500,000	1,636,005
BB&T Corporation Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	230,131
BB&T Corporation Subordinated Notes, 4.750% Due 10/01/12	1,000,000	1,019,545
Citigroup Incorporated Senior Unsecured Notes, 5.500% Due 10/15/14	1,300,000	1,394,783
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/14	1,000,000	1,047,165
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	500,000	508,422
Northern Trust Company Subordinated Notes, 4.600% Due 02/01/13	1,035,000	1,069,302
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/17	1,250,000	1,359,276
Travelers Companies Incorporated Senior Unsecured Notes, 6.250% Due 06/20/16	1,023,000	1,196,723
US Bank NA Subordinated Notes, 4.950% Due 10/30/14	500,000	547,976
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	500,000	547,696
Wachovia Corporation Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,499,154
17.7% - Total Finance		$12,056,178

Industrial
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 03/15/14	1,400,000	1,501,961
Air Products & Chemicals Senior Unsecured Notes, 4.150% Due 02/01/13	1,500,000	1,545,114
Becton Dickenson Senior Unsecured Notes, 1.750% Due 11/08/16	1,195,000	1,209,168
Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,200,000	1,225,517
3M Company Senior Unsecured Notes, 1.375% Due 09/29/16	1,000,000	1,006,659
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,150,902
Eaton Corporation Senior Unsecured Notes, 5.300% Due 03/15/17	1,000,000	1,161,244
General Electric Capital Corp., 5.400% Due 02/15/2017	2,000,000	2,292,930
IBM Corp Senior Unsecured Notes, 4.750% Due 11/29/12	1,106,000	1,139,900
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/16	1,340,000	1,381,358
Pepsico Incorporated Senior Unsecured Notes, 3.100% Due 01/15/15	1,830,000	1,947,793
Praxair Incorporated Senior Unsecured Notes, 4.375% Due 03/31/14	938,000	1,005,425
24.4% - Total Industrial		$16,567,971

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,094,357
Florida Power & Light First Mortgage, 4.850% Due 02/01/13	974,000	1,008,329
Georgia Power Company Senior Unsecured Notes, 6.000% Due 11/01/13	1,441,000	1,562,123
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	1,290,000	1,361,988
Verizon Communications Senior Unsecured Notes, 4.350% Due 02/15/13	1,080,000	1,115,688
9.0% - Total Utilities		$6,142,485

United States Government Agency Obligations
FHLB, 4.875% Due 12/14/12	2,500,000	2,580,805
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	2,450,000	2,575,577
FHLMC, 1.500% Due 09/21/16	770,000	772,107
FNMA Step Up Coupon, 1.500% Due 04/18/16	1,500,000	1,516,051
FNMA Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,518,100
FNMA, 2.000% Due 06/28/16	2,500,000	2,541,652
FNMA, 3.000% Due 07/23/15	2,500,000	2,517,137
22.1% - Total United States Government Agency Obligations		$15,021,429

United States Government Agency Obligations - Mortgage-Backed Securities
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/34	279,207	304,282
0.4% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$304,282

United States Government Treasury Obligations
United States Treasury Note, 2.125% Due 05/31/15	1,500,000	1,572,540
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,047,500
United States Treasury Note, 4.125% Due 08/31/12	1,900,000	1,931,247
United States Treasury Note, 4.250% Due 08/15/15	2,500,000	2,801,563
12.3% - Total United States Government Treasury Obligations		$8,352,850

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue, 2.939 % Due 04/01/14	1,500,000	1,546,080
State of Kentucky Property & Buildings Commission Revenue
Build America Bonds, 4.077% Due 11/01/15	1,410,000	1,534,982
State of Ohio Higher Education Facilities Commission Taxable Hospital Revenue
Cleveland Clinic Health System, 2.731% Due 01/01/17	1,110,000	1,144,898
State of Ohio General Obligation Unlimited Build America Bond, 1.970% Due 05/01/15	1,470,000	1,517,599
Unversity of Texas Revenue - Build America Bond, 2.326% Due 08/15/14	1,500,000	1,548,120
10.7% - Total Taxable Municipal Bonds		$7,291,679

Sovereign Bonds
Province of Ontario Senior Unsecured Note, 2.700% Due 06/16/15	1,500,000	1,583,940
2.3% - Total Sovereign Bonds		$1,583,940

Total Fixed Income Securities 99.0%		$67,320,814
(Identified Cost $66,056,820)

Cash Equivalents
First American Government Obligation Fund, Class Z*	54,559	54,559
Total Cash Equivalents 0.1%		$54,559
(Identified Cost $54,559)

Total Portfolio Value 99.1%		$67,375,373
(Identified Cost $66,111,379)

Other Assets in Excess of Liabilities 0.9%		$592,661

Total Net Assets 100.0% 100.0%		$67,968,034

* Variable Rate Security; as of March 31, 2012, the yield was 0.00%
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Bank of America Corporation Senior Notes, 7.375% Due 05/15/14	300,000	325,819
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	1,023,584
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,138,556
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	1,036,224
JPMorgan Chase and Company Senior Unsecured Notes, 6.000% Due 01/15/18	1,000,000	1,158,247
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,145,613
Morgan Stanley Senior Unsecured Notes, 5.625% Due 09/23/19	1,000,000	988,419
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	498,254
PNC Bank NA Subordinated Notes, 5.250% Due 01/15/17	1,000,000	1,107,357
US Bank NA Subordinated Notes, 4.950% Due 10/30/14	1,115,000	1,221,986
Wachovia Corp. Subordinated Notes, 5.250% Due 08/01/14	1,180,000	1,270,774
Wachovia Corporation Subordinated Notes, 4.600% Due 04/01/2021	1,400,000	1,501,387
17.7% - Total Finance		$12,416,220

Industrial
Allstate Corporation Senior Unsecured Notes, 7.450% Due 05/16/2019	750,000	947,592
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/16	1,000,000	1,201,374
Dover Corporation Senior Unsecured Notes, 4.875% Due 10/15/15	1,140,000	1,278,884
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,250,000	1,387,029
Eaton Corporation Senior Unsecured Notes, 5.300% Due 03/15/17	1,370,000	1,590,904
General Electric Capital Corporation Senior Unsecured Notes, 4.375% Due 09/16/20	1,500,000	1,579,776
General Electric Capital Corporation Senior Unsecured Notes, 5.625% Due 09/15/17	500,000	582,093
IBM Corporation Senior Unsecured Notes, 4.750% Due 11/29/12	1,100,000	1,133,716
The Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,000,000	1,021,264
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19	1,000,000	1,173,013
Pepsico Incorporated Senior Unsecured Notes, 7.900% Due 11/01/18	215,000	289,367
Praxair Incorporated Senior Unsecured Notes, 5.200% Due 03/15/17	1,000,000	1,161,675
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,465,000	1,756,393
Wal-Mart Stores Incorporated Senior Unsecured Notes, 5.800% Due 02/15/18	600,000	730,852
Wal-Mart Stores Incorporated Senior Unsecured Notes, 7.550% Due 02/15/30	500,000	729,247
23.6% - Total Industrial		$16,563,179

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16	715,000	811,947
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	1,000,000	1,094,357
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	704,197
National Rural Utilities Corporation Collateral Trust, 10.375% Due 11/01/18	500,000	726,102
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	700,000	739,064
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,100,000	1,290,910
7.7% - Total Utilities		$5,366,577

United States Government Agency Obligations
FHLB, 5.375% Due 05/18/16	500,000	591,489
FNMA Step Up Coupon, 2.000% Due 03/26/15	2,500,000	2,518,100
FNMA, 2.000% Due 06/28/2016	2,500,000	2,541,652
TVA, 6.250% Due 12/15/17	825,000	1,042,473
TVA, 7.140% Due 05/23/12	150,000	151,435
9.8% - Total United States Government Agency Obligations		$6,845,149

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	2,003,141
FHLMC 15 Year MBS, 4.000% Due 07/01/25	2,537,573	2,681,058
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/25	783,406	869,243
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	1,000,000	1,051,256
FNMA 30 Year MBS, 4.000% Due 04/01/39	1,778,578	1,865,992
12.1% - Total United States Government Agency Obligations - Mortgage Backed Securities		$8,470,690

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,000,000	2,135,782
United States Treasury Bond, 4.500% Due 11/15/15	1,500,000	1,704,141
United States Treasury Note, 2.125% Due 05/31/15	1,600,000	1,677,376
United States Treasury Note, 3.125% Due 04/30/17	1,000,000	1,101,406
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,219,532
12.6% - Total United States Government Treasury Obligations		$8,838,237

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 2.300% Due 05/10/16	1,000,000	1,035,608
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,155,308
3.1% - Total Sovereign Bonds		$2,190,916

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20	725,000	833,960
Cincinnati Ohio General Obligation, 5.300% Due 12/01/20	1,000,000	1,028,710
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/37	1,000,000	1,124,830
Kentucky Asset Liability Commission Revenue Build America Bonds, 4.104% Due 04/01/19	1,000,000	1,104,330
Kentucky Asset Liability Commission Revenue, 5.339 % Due 04/01/22	300,000	328,512
University of Cincinnati Ohio General Receipts Revenue Build America Bond, 5.117% Due 06/01/21	1,435,000	1,592,993
University of North Carolina Chapel Hill Hospital Revenue Build America Bonds, 3.539% Due 02/01/17	1,315,000	1,425,907
10.6% - Total Taxable Municipal Bonds		$7,439,242

Non-Taxable Municipal Bonds
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/16	1,000,000	1,113,940
1.6% - Non-Total Taxable Municipal Bonds		$1,113,940

Total Fixed Income Securities 98.8%		$69,244,150
(Identified Cost $62,469,990)

Cash Equivalents
First American Government Obligation Fund, Class Z*	217,830	217,830
Total Cash Equivalents 0.3%		$217,830
(Identified Cost $1,549,852)

Total Portfolio Value 41.7%		$69,461,980
(Identified Cost $64,019,842)

Other Assets in Excess of Liabilities 0.9%		$659,696

Total Net Assets 100%		$70,121,676

* Variable Rate Security; as of March 31, 2012, the yield was 0.00%
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MBS - Mortgage Backed Security
TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	1,023,584
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,138,556
JPMorgan Chase and Company Senior Unsecured Notes, 4.625% Due 05/10/21	1,300,000	1,358,592
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	1,016,844
Travelers Companies Incorporated Senior Unsecured Notes, 5.900% Due 06/02/19	451,000	546,082
US Bank Subordinated Notes, 4.800% Due 04/15/15	1,500,000	1,647,002
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	1,055,388
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,300,000	1,394,145
14.0% - Total Finance		$9,180,193

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,000,000	1,177,526
Allstate Corporation Senior Unsecured Notes, 7.450% Due 05/16/2019	500,000	631,728
Dover Corporation Senior Unsecured Notes, 5.450% Due 03/15/18	1,000,000	1,175,844
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,217,000	1,427,756
Eaton Corporation Senior Unsecured Notes, 5.950% Due 03/20/14	1,300,000	1,430,599
General Electric Capital Corporation Senior Unsecured Notes, 4.375% Due 09/16/20	1,405,000	1,479,724
General Electric Capital Corporation Senior Unsecured Notes, 4.650% Due 10/17/2021	500,000	532,160
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	2,194,177
McDonald's Corporation, 5.300% Due 03/15/17	1,210,000	1,417,594
Pepsico Incorporated Senior Unsecured Notes, 5.000% Due 06/01/18	1,056,000	1,234,206
Procter & Gamble Company, 5.500% Due 02/01/34	1,000,000	1,225,574
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	1,198,903
Wal-Mart Stores Incorporated Senior Unsecured Notes,7.550% Due 02/15/30	1,500,000	2,187,743
26.5% - Total Industrial		$17,313,534

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16	715,000	811,947
Georgia Power Company Senior Unsecured Notes, 5.700% Due 06/01/17	425,000	508,676
National Rural Utilities Corporation Collateral Trust, 3.050% Due 03/01/16	400,000	422,322
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	920,922
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/18	1,000,000	1,173,555
Virginia Electric & Power Senior Unsecured Notes, 5.000% Due 06/30/19	1,000,000	1,145,464
7.6% - Total Utilities		$4,982,886

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 3.000% Due 07/16/18	1,750,000	1,852,497
2.8% - Total Sovereign Bonds		$1,852,497

United States Government Agency Obligations
FFCB, 5.875% Due 10/03/16	2,025,000	2,439,880
FHLB, 5.130% Due 05/24/13	800,000	844,633
FHLB, 5.500% Due 12/11/13	1,000,000	1,086,906
TVA, 4.875% Due 12/15/16	500,000	585,244
TVA, 6.250% Due 12/15/17	500,000	631,802
8.5% - Total United States Government Agency Obligations		$5,588,465

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC., Gold 30 Year Mortage Backed, 4.500% Due 12/01/35	1,226,745	1,303,632
FHLMC., Pool 2985 Class GE, 5.500% Due 06/15/25	685,480	760,587
FHLMC CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	951,984
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	2,000,000	2,102,512
FNMA 30 Year MBS, 4.000% Due 04/01/39	1,778,578	1,865,992
GNMA, 5.500% Due 02/15/17	71,162	76,876
10.8% - Total United States Government Agency Obligations - Mortgage Backed Securities		$7,061,583

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,000,000	2,285,938
United States Treasury Note, 2.125% Due 05/31/15	1,000,000	1,048,360
United States Treasury Note, 3.125% Due 02/15/2042	1,500,000	1,437,891
United States Treasury Note, 3.500% Due 02/15/39	900,000	935,157
United States Treasury Note, 3.750% Due 08/15/41	750,000	810,821
United States Treasury Note, 4.125% Due 05/15/15	1,100,000	1,220,743
United States Treasury Note, 4.625% Due 02/15/17	800,000	936,875
13.3% - Total United States Government Treasury Obligations		$8,675,785

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue Build America Bond, 5.330% Due 06/01/20	750,000	862,718
State of Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/22	945,000	969,825
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/37	1,785,000	2,007,822
Kentucky Asset Liability Commission Revenue, 2.939 % Due 04/01/14	1,400,000	1,443,008
Miami University Ohio General Receipts Revenue Build America Bond, 5.263% Due 09/01/18	1,000,000	1,099,190
State of Ohio Major New Infrastructure Revenue Build America Bond, 4.994% Due 12/15/20	850,000	1,002,252
University of Cincinnati Ohio General Receipts Revenue Build America Bond, 4.667% Due 06/01/18	1,000,000	1,116,890
13.0% Total Taxable Municipal Bonds		$8,501,705

Total Fixed Income Securities 96.5%		$63,156,648
(Identified Cost $58,497,391)

Cash Equivalents
First American Government Obligation Fund, Class Z*	1,683,459	1,683,458
Total Cash Equivalents 2.6%		$1,683,458
(Identified Cost $1,683,458)

Total Portfolio Value 99.1%		$64,840,106
(Identified Cost $60,180,849)

Other Assets In Excess of Liabilities 0.9%		$619,667

Total Net Assets 100.0%		$65,459,773

* Variable Rate Security; as of March 31, 2012, the yield was 0.00%
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MBS - Mortgage Backed Security
TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2012 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Allstate Corporation Senior Unsecured Notes, 6.200% Due 05/16/14	1,000,000	1,110,795
Aon Corporation Senior Unsecured Notes, 3.500% Due 09/30/15	1,000,000	1,048,891
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/14	1,000,000	1,036,224
Fifth Third Bancorp Senior Unsecured Notes, 3.625% Due 01/25/16	1,000,000	1,053,185
JPMorgan Chase & Company Senior Unsecured Notes, 3.150% Due 07/05/16	1,000,000	1,030,864
Key Bank NA Subordinated Notes, 5.450% Due 03/03/16	1,000,000	1,098,675
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/17	1,000,000	1,087,421
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,128,253
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	1,000,000	1,112,949
16.8% - Total Finance		$9,707,257

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.875% Due 05/15/16	1,228,000	1,446,002
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/16	900,000	1,036,166
Clorox Company Senior Unsecured Notes, 5.000% Due 03/01/13	1,000,000	1,038,292
Emerson Electric Company Senior Unsecured Notes, 5.000% Due 12/15/14	1,000,000	1,109,623
General Electric Capital Corp., 5.400% Due 02/15/2017	2,000,000	2,292,930
General Mills Incorporated Senior Unsecured Notes, 5.200% Due 03/17/15	840,000	934,696
IBM Corporation, 7.500% Due 06/15/13	550,000	595,315
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,030,611
Kraft Foods Incorporated Senior Unsecured Notes, 6.000% Due 02/11/13	598,000	624,888
The Coca-Cola Company Senior Unsecured Notes, 1.800% Due 09/01/16	1,000,000	1,021,264
Kroger Company Senior Unsecured Notes, 2.200% Due 01/15/17	1,115,000	1,132,662
Potash Corporation of Saskatchewan Senior Unsecured Notes, 5.250% Due 05/15/14	500,000	545,072
Transcontinental Gas Pipeline Corporation Senior Unsecured Notes, 8.875% Due 07/15/12	670,000	684,877
Walt Disney Company Senior Unsecured Notes, 4.700% Due 12/01/12	1,000,000	1,028,179
25.2% - Total Industrials		$14,520,577

Utilities
AT&T Inc. Senior Unsecured Notes, 6.700% Due 11/15/13	930,000	1,017,752
Verizon Communications Senior Unsecured Notes, 5.500% Due 04/01/17	1,000,000	1,166,932
Xcel Energy Incorporated Senior Unsecured Notes, 5.613% Due 04/01/2017	1,000,000	1,149,181
Devon Energy Corporation Senior Unsecured Notes, 2.400% Due 07/15/16	1,000,000	1,027,334
Duke Energy Corporation Senior Unsecured Notes, 6.300% Due 02/01/14	815,000	893,643
Florida Power & Light First Mortgage, 4.850% Due 02/01/13	1,000,000	1,035,245
Alliant Energy Corporation Senior Unsecured Notes, 4.000% Due 10/15/14	1,000,000	1,057,290
Midamerican Energy Holdings Senior Unsecured Notes, 5.875% Due 10/01/12	769,000	788,904
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	1,000,000	1,151,153
Virginia Electric & Power Company Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	515,048
17.0% - Total Utilities		$9,802,482

Taxable Municipal Bonds
Campbell Kenton & Boone Counties Kentucky Sanitation District Revenue
Build America Bonds, 3.500% Due 08/01/13	380,000	390,891
State of Kentucky Property & Buildings Commission Revenue
Build America Bonds, 4.077% Due 11/01/15	1,000,000	1,088,640
State of Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/17	1,000,000	1,031,440
4.4% - Total Municipal Bonds		$2,510,971

United States Government Agency Obligations
FNMA Step Up Coupon, 2.000% Due 03/26/15	1,500,000	1,510,860
FNMA, 1.500% Due 10/14/14	2,000,000	2,042,442
FNMA, 3.000% Due 07/23/15	1,850,000	1,862,682
FHLMC, 2.500% Due 05/27/16	5,000,000	5,310,765
18.6% - Total United States Government Agency Obligations		$10,726,749

United States Government Agency Obligations - Mortgage Backed Securities
FNMA CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	283,651	296,827
FHLMC 15 year MBS, 4.000% Due 07/01/25	817,222	863,430
FHLMC Gold 7 Year Balloon, 4.500% Due 05/01/12	93,360	93,888
2.2% - Total United States Government Agency Obligations - Mortgage Backed Securities		$1,254,145

United States Government Treasury Obligations
United States Treasury Note, 1.375% Due 02/15/13	2,000,000	2,020,078
3.5% - Total United States Government Treasury Obligations		$2,020,078

Total Fixed Income Securities 87.7%		$50,542,259
(Identified Cost $49,992,668)

Cash & Cash Equivalents
First American Government Obligation Fund, Class Z*	2,894,453	2,894,453
Total Cash Equivalents 5.0%		$2,894,453
(Identified Cost $2,894,453)

Other Assets
Cash Collateral held at MF Global		294,361
Total Other Assets 0.5%		$294,361
(Identified Cost $509,275)

Total Portfolio Value 93.2%		$53,731,073
(Identified Cost $53,396,396)

Other Assets in Excess of Liabilities 6.8%		$3,903,239

Total Net Assets: 100.0% 100.0%		$57,634,312

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring June 2012 (50 units per contact)	801	$652,020
(Notional Value of $56,409,224)

* Variable Rate Security; as of March 31, 2012, the yield was 0.00%
CMO - Collateralized Mortgage Obligation
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
MBS - Mortgage Backed Security

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2012:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,606,860	$	---	$	---	$3,606,860
Industrials	8,600,790		---		---	8,600,790
Telecommunication Services	1,550,257		---		---	1,550,257
Consumer Staples	12,169,062		---		---	12,169,062
Consumer Discretionary	7,787,849		---		---	7,787,849
Energy	12,300,122		---		---	12,300,122
Financial Services	7,816,948		---		---	7,816,948
Health Care	7,463,696		---		---	7,463,696
Information Technology	13,758,257		---		---	13,758,257
Utilities	1,510,710		---		---	1,510,710
Money Market Fund	3,160,553		---		---	3,160,553
Total	$79,725,104		$--	$	---	$79,725,104

Growth Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$3,004,243	$	---	$	---	$3,004,243
Industrials	8,703,831		---		---	8,703,831
Consumer Staples	5,205,366		---		---	5,205,366
Consumer Discretionary	4,276,547		---		---	4,276,547
Energy	8,000,040		---		---	8,000,040
Financial Services	4,579,836		---		---	4,579,836
Health Care	7,458,984		---		---	7,458,984
Information Technology	13,249,396		---		---	13,249,396
Money Market Fund	1,024,027		---		---	1,024,027
Total	$55,502,270		$--	$	---	$55,502,270

Disciplined Mid-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$2,030,648	$	---	$	---	$2,030,648
Industrials	6,202,794		---		---	6,202,794
Telecommunication Services	987,257		---		---	987,257
Consumer Staples	2,063,214		---		---	2,063,214
Consumer Discretionary	5,020,513		---		---	5,020,513
Energy	3,265,877		---		---	3,265,877
Financial Services	3,649,917		---		---	3,649,917
Health Care	3,296,253		---		---	3,296,253
Information Technology	5,123,801		---		---	5,123,801
Utilities	894,409		---		---	894,409
Real Estate Investment Trusts	1,774,878		---		---	1,774,878
Money Market Fund	167,164		---		---	167,164
Total	$34,476,725		$--	$	---	$34,476,725

Disciplined Small-Cap Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$471,550	$	---	$	---	$471,550
Industrials	1,567,822		---		---	1,567,822
Telecommunication Services	36,426		---		---	36,426
Consumer Staples	181,317		---		---	181,317
Consumer Discretionary	1,246,544		---		---	1,246,544
Energy	493,501		---		---	493,501
Financial Services	1,052,353		---		---	1,052,353
Health Care	638,850		---		---	638,850
Information Technology	979,574		---		---	979,574
Utilities	41,923					41,923
Real Estate Investment Trusts	280,974		---		---	280,974
Money Market Fund	53,293		---		---	53,293
Total	$7,044,127		$--	$	---	$7,044,127

Realty Fund	Level 1	Level 2		Level 3		Total
Common Stock	$152,307	$	---	$	---	$152,307
REIT – Apartments	1,818,790					1,818,790
REIT – Diversified	632,321		---		---	632,321
REIT – Healthcare	538,620		---		---	538,620
REIT – Lodging and Hotels	1,011,845		---		---	1,011,845
REIT – Materials	249,360		---		---	249,360
REIT – Office and Industrial	2,093,280		---		---	2,093,280
REIT – Retail	3,072,824		---		---	3,072,824
REIT – Storage	635,582		---		---	635,582
Money Market Fund	264,079		---		---	264,079
Total	$10,469,008		$--	$	---	$10,469,008

International Fund	Level 1	Level 2		Level 3		Total
Common Stock:
Materials	$1,252,306	$	---	$	---	$1,252,306
Industrials	1,277,733		---		---	1,277,733
Telecommunication Services	1,124,598		---		---	1,124,598
Consumer Staples	1,128,031		---		---	1,128,031
Consumer Discretionary	1,204,680		---		---	1,204,680
Energy	1,668,845		---		---	1,668,845
Financial Services	2,661,068		---		---	2,661,068
Health Care	926,201		---		---	926,201
Information Technology	803,587		---		---	803,587
Utilities	384,479		---		---	384,479
Money Market Fund	286,644		---		---	286,644
Total	$12,718,172	$	---	$	---	$12,718,172

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds
Bank and Finance	$	---	$40,070,520	$	---	$40,070,520
Industrials		---	37,329,794		---	37,329,794
Utilities		---	20,935,617		---	20,935,617
U.S. Government Agency Obligations – Mortgage-Backed		---	36,736,968		---	36,736,968
U.S. Government Agency Obligations		---	12,180,748		---	12,180,748
U.S. Government Obligations		---	18,112,107		---	18,112,107
Taxable Municipal Bonds		---	25,807,789		---	25,807,789
Sovereign Bonds		---	5,216,306		---	5,216,306
Money Market Fund		1,343,712	---		---	1,343,712
Total		$1,343,712	$196,389,849	$	---	$197,733,561

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds
General Obligation – City	$	---	$2,463,873	$	---	$2,463,873
General Obligation – County		---	1,039,389		---	1,039,389
General Obligation – State		---	3,594,765		---	3,594,765
Higher Education		---	8,616,563		---	8,616,563
Hospital / Health		---	2,367,690		---	2,367,690
Revenue Bonds – Electric		---	510,318		---	510,318
Revenue Bonds - Facility		---	1,947,766		---	1,947,766
Revenue Bonds – Water & Sewer		---	2,707,856		---	2,707,856
Other Revenue		---	1,929,483		---	1,929,483
School District		---	10,897,987		---	10,897,987
State Agency		---	2,569,870		---	2,569,870
Housing		---	1,708,760		---	1,708,760
Money Market Fund		620,515	---		---	620,515
Total		$620,515	$40,354,320	$	---	$40,974,835

JIC Institutional Bond Fund I	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$12,056,178	$	---	$12,056,178
Industrial		---	16,567,971		---	16,567,971
Utilities		---	6,142,485		---	6,142,485
U.S. Agency Obligations		---	15,021,429		---	15,021,429
U.S. Agency Obligations – Mortgage-Backed		---	304,282		---	304,282
U.S. Treasury Obligations		---	8,352,850		---	8,352,850
Taxable Municipal Bonds		---	7,291,679		---	7,291,679
Sovereign Bonds		---	1,583,940		---	1,583,940
Money Market Fund		54,559	---		---	54,559
Total		$54,559	$67,320,814	$	---	$67,375,373

JIC Institutional Bond Fund II	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$12,416,220	$	---	$12,416,220
Industrial		---	16,563,179		---	16,563,179
Utilities		---	5,366,577		---	5,366,577
U.S. Agency Obligations		---	6,845,149		---	6,845,149
U.S. Agency Obligations – Mortgage-Backed		---	8,470,690		---	8,470,690
U.S. Treasury Obligations		---	8,838,237		---	8,838,237
Sovereign Bonds		---	2,190,916		---	2,190,916
Taxable Municipal Bonds		---	7,439,242		---	7,439,242
Non-Taxable Municipal Bonds		---	1,113,940		---	1,113,940
Money Market Fund		217,830	---		---	217,830
Total		$217,830	$69,244,150	$	---	$69,461,980

JIC Institutional Bond Fund III	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$9,180,193	$	---	$9,180,193
Industrial		---	17,313,534		---	17,313,534
Utilities		---	4,982,886		---	4,982,886
Sovereign Bonds		---	1,852,497		---	1,852,497
U.S. Agency Obligations		---	5,588,465		---	5,588,465
U.S. Agency Obligations – Mortgage-Backed		---	7,061,583		---	7,061,583
U.S. Treasury Obligations		---	8,675,785		---	8,675,785
Taxable Municipal Bonds		---	8,501,705		---	8,501,705
Money Market		1,683,458	---		---	1,683,458
Total		$1,683,458	$63,156,648	$	---	$64,840,106

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds
Finance	$	---	$9,707,257	$	---	$9,707,257
Industrial		---	14,520,577		---	14,520,577
Utilities		---	9,802,482		---	9,802,482
Taxable Municipal Bonds		---	2,510,971		---	2,510,971
U.S. Agency Obligations		---	10,726,749		---	10,726,749
U.S. Agency Obligations – Mortgage-Backed		---	1,254,145		---	1,254,145
United State Treasury Obligations		---	2,020,078		---	2,020,078
Other Assets		---	294,361		---	294,361
Money Market		3,903,239	---		---	3,903,239
Sub-Total		$3,903,239	$50,542,259	$	---	$53,731,073
Other Financial Instruments*		652,020	---		---	652,020
Total		$4,555,259	$50,542,259	$	---	$54,383,073

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the year ended December 31, 2011, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of year.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are held until it is time to roll into the next contracts. The average daily notional value for the three months ended March 31, 2012 was $54,018,788. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due from the Broker on futures contracts as of March 31, 2012 was $200,250.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 27, 2012 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: May 30, 2012

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: May 30, 2012

* Print the name and title of each signing officer under his or her signature